Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Jun. 27, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 73,056	$ 62,702
Less: accumulated depreciation	23,364	18,973
Property, plant and equipment, net	49,692	43,729
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,330	1,330
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,036	8,594
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	46,829	44,690
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 14,861	$ 8,088